Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator for earnings per share calculation:
Income from continuing operations	$ 4,327	$ 7,989	$ 7,201
Net (income) loss attributable to noncontrolling interests	(16)	12	(13)
Income from continuing operations attributable to CVS Health	$ 4,311	$ 8,001	$ 7,188
Denominator for earnings per share calculation:
Weighted average shares, basic (in shares)	1,312	1,319	1,309
Weighted average shares, diluted (in shares)	1,323	1,329	1,314
Earnings per share from continuing operations:
Earnings per share from continuing operations, basic (USD per share)	$ 3.29	$ 6.07	$ 5.49
Earnings per share from continuing operations, diluted (USD per share)	$ 3.26	$ 6.02	$ 5.47
Stock Options and Stock Appreciation Rights
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of EPS (in shares)	4	7	15
Denominator for earnings per share calculation:
Effect of dilutive securities (in shares)	5	4	1
Restricted Stock Units (RSUs) and Performance Stock Units (PSUs)
Denominator for earnings per share calculation:
Effect of dilutive securities (in shares)	6	6	4